For the nine months ended September 30, 2008, the net asset value per Common Share decreased 21.0%, while the investment return to our stockholders declined by 24.9% . By comparison, our benchmark, the Standard & Poor’s 500 Stock Index (including income) decreased 19.4% . For the twelve months ended September 30, 2008, the return on the net asset value per Common Share was -24.7%, and the return to our stockholders was -25.9%; these compare with a return of -22.2% for the S&P 500. During each period, the discount at which our shares traded continued to fluctuate and on September 30, 2008, it was 13.5% .

As set forth in the accompanying financial statements (unaudited), as of September 30, 2008, the net assets applicable to the Company’s Common Stock were $943,905,356 equal to $29.91 per Common Share.

The decrease in net assets resulting from operations for the nine months ended September 30, 2008 was $251,862,302. During this period, the net realized gain on securities sold was $68,263,862, and the decrease in net unrealized appreciation was $318,450,468. Net investment income for the nine months was $7,249,304, and distributions to Preferred Stockholders amounted to $8,925,000.

During the nine months, 13,500 shares of the Company’s Common Stock were repurchased for $370,215 at an average discount from net asset value of 9.7% .

Current market conditions are the most challenging in recent memory. The stock market has become a primary source of liquidity as the deleveraging process attending the credit crisis plays out. In consequence, shares have been sold indiscriminately, with little regard to their intrinsic value. Perversely, because they tend to be the most liquid, many of the strongest equities have performed the worst.

The genesis of the financial crisis has been commented upon widely. Lenders who should not have, lent to house buyers who should not have borrowed. Declining prices led to defaults on mortgages, which impacted the liquidity of opaque mortgage-related securities, which has led banks to restrict credit. The corrosive cycle continues as stricter lending standards exert downward pressure on housing values and household wealth.

The Troubled Asset Relief Program, or TARP, by adding liquidity to the banking system, may lessen uncertainty, and may also relieve the fear that undermines confidence and depresses both lending and spending. It will take time to judge its effect on an economy that has shown resilience but now faces a full blown recession. While the reach of the credit crunch appears to be spreading to encompass even state and local finance, the federal government’s massive effort is likely, ultimately, to restore confidence and lay the groundwork for at least a moderate recovery.

Information about the Company, including our investment objectives, operating policies and procedures, investment results, record of dividend and distribution payments, financial reports and press releases, is on our website and has been updated through September 30, 2008. It can be accessed on the internet at www.generalamericaninvestors.com.

By Order of the Board of Directors,

GENERAL AMERICAN INVESTORS COMPANY, INC.

Spencer Davidson Chairman of the Board President and Chief Executive Officer

October 8, 2008

ASSETS
INVESTMENTS, AT VALUE (NOTE 1a)
Common stocks (cost $809,512,804)		$1,049,853,840
Corporate notes (cost $23,015,514)		22,629,688
Money market fund (cost $63,321,632)		63,321,632
Total investments (cost $895,849,950)		1,135,805,160
CASH, RECEIVABLES AND OTHER ASSETS
Cash	$1,704
Receivable for securities sold	4,793,440
Premiums deposited with brokers for options written	1,194,090
Dividends, interest and other receivables	1,707,975
Qualified pension plan asset, net excess funded (note 6)	10,026,747
Prepaid expenses and other assets	3,182,644	20,906,600
TOTAL ASSETS		1,156,711,760
LIABILITIES
Payable for securities purchased	1,144,863
Accrued preferred stock dividend not yet declared	231,389
Outstanding options written, at value (premiums deposited with brokers $1,194,090) (note 1a)	288,250
Accrued supplemental pension plan liability (note 6)	3,218,206
Accrued supplemental thrift plan liability (note 6)	3,129,361
Accrued expenses and other liabilities	4,794,335
TOTAL LIABILITIES		12,806,404
5.95% CUMULATIVE PREFERRED STOCK, SERIES B -
8,000,000 shares at a liquidation value of $25 per share (note 2)		200,000,000
NET ASSETS APPLICABLE TO COMMON STOCK - 31,559,558 shares (note 2)		$943,905,356
NET ASSET VALUE PER COMMON SHARE		$29.91
NET ASSETS APPLICABLE TO COMMON STOCK
Common Stock, 31,559,558 shares at par value (note 2)	$31,559,558
Additional paid-in capital (note 2)	602,381,420
Undistributed realized gain on investments	68,361,232
Undistributed net investment income	8,777,528
Accumulated other comprehensive income (note 6)	1,120,957
Unallocated distributions on Preferred Stock	(9,156,389)
Unrealized appreciation on investments and options	240,861,050
NET ASSETS APPLICABLE TO COMMON STOCK		$943,905,356
(see notes to financial statements)

INCOME
Dividends (net of foreign withholding taxes of $413,817)	$15,249,031
Interest	1,733,549	$16,982,580
EXPENSES
Investment research	5,780,560
Administration and operations	2,116,573
Office space and general	1,135,561
Directors’ fees and expenses	217,152
Auditing and legal fees	183,601
Transfer agent, custodian and registrar fees and expenses	127,798
Stockholders’ meeting and reports	98,651
Miscellaneous taxes	73,380	9,733,276
NET INVESTMENT INCOME		7,249,304
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS (NOTES 1, 4 AND 5)
Net realized gain on investments:
Securities transactions (net long term capital gain)	62,050,784
Written option transactions	6,213,078
	68,263,862
Net decrease in unrealized appreciation	(318,450,468)
NET LOSS ON INVESTMENTS		(250,186,606)
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS		(8,925,000)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		($251,862,302)
(see notes to financial statements)

	Nine Months
	Ended	Year Ended
	September 30, 2008	December 31,
OPERATIONS	(Unaudited)	2007
Net investment income	$7,249,304	$9,782,623
Net realized gain on investments	68,263,862	175,785,885
Net decrease in unrealized appreciation	(318,450,468)	(71,533,458)
	(242,937,302)	114,035,050
Distributions to Preferred Stockholders:
From net investment income	—	(689,497)
From short-term capital gains	—	(778,809)
From long-term capital gains	—	(10,431,694)
Unallocated distributions	(8,925,000)	—
Decrease in net assets from Preferred distributions	(8,925,000)	(11,900,000)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(251,862,302)	102,135,050
OTHER COMPREHENSIVE INCOME (Adjustment to apply FAS 158; Note 6)	12,394	456,004
DISTRIBUTIONS TO COMMON STOCKHOLDERS
From net investment income	(183,597)	(9,603,869)
From short-term capital gains	—	(10,847,882)
From long-term capital gains	(6,613,893)	(145,301,188)
DECREASE IN NET ASSETS FROM COMMON DISTRIBUTIONS	(6,797,490)	(165,752,939)
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Value of Common Shares issued in payment of dividends and distributions	—	96,902,914
Cost of Common Shares purchased	(370,215)	(30,271,148)
INCREASE (DECREASE) IN NET ASSETS - CAPITAL TRANSACTIONS	(370,215)	66,631,766
NET INCREASE (DECREASE) IN NET ASSETS	(259,017,613)	3,469,881
NET ASSETS APPLICABLE TO COMMON STOCK
BEGINNING OF PERIOD	1,202,922,969	1,199,453,088
END OF PERIOD (including undistributed net investment income of $8,777,528 and
$1,711,821, respectively)	$943,905,356	$1,202,922,969
(see notes to financial statements)

The following table shows per share operating performance data, total investment return, ratios and supplemental data for the nine months ended September 30, 2008 and for each year in the five-year period ended December 31, 2007. This information has been derived from information contained in the financial statements and market price data for the Company’s shares.

	Nine Months
	Ended
	September 30, 2008		Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$38.10	$40.54	$39.00	$35.49	$33.11	$26.48
Net investment income	.23	.31	.34	.19	.32	.03
Net gain (loss) on investments -
realized and unrealized	(7.92)	3.39	4.72	5.85	3.48	7.72
Other comprehensive income	—	.02	.03	—	—	—
Distributions on Preferred Stock:
Dividends from net investment income	—	(.02)	(.04)	(.03)	(.09)	(.01)
Distributions from net short-term capital gains	—	(.03)	(.01)	(.08)	—	—
Distributions from net long-term capital gains	—	(.36)	(.36)	(.30)	(.32)	(.35)
Unallocated	(.28)	—	—	—	—	—
	(.28)	(.41)	(.41)	(.41)	(.41)	(.36)
Total from investment operations	(7.97)	3.31	4.68	5.63	3.39	7.39
Distributions on Common Stock:
Dividends from net investment income	(.01)	(.33)	(.29)	(.15)	(.23)	(.02)
Distributions from net short-term capital gains	—	(.38)	(.04)	(.44)	—	—
Distributions from net long-term capital gains	(.21)	(5.04)	(2.81)	(1.53)	(.78)	(.52)
Capital Stock transaction -	(.22)	(5.75)	(3.14)	(2.12)	(1.01)	(.54)
effect of Preferred Stock offering	—	—	—	—	—	(.22)
Net asset value, end of period	$29.91	$38.10	$40.54	$39.00	$35.49	$33.11
Per share market value, end of period	$25.87	$34.70	$37.12	$34.54	$31.32	$29.73
TOTAL INVESTMENT RETURN - Stockholder
return, based on market price per share	(24.92)%*	8.72%	16.78%	17.40%	8.79%	27.01%
RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to Common Stock,
end of period (000’s omitted)	$943,905	$1,202,923	$1,199,453	$1,132,942	$1,036,393	$986,335
Ratio of expenses to average net assets
applicable to Common Stock	1.15%**	1.11%	1.06%	1.25%	1.15%	1.23%
Ratio of net income to average net assets
applicable to Common Stock	0.85%**	0.78%	0.86%	0.51%	0.94%	0.13%
Portfolio turnover rate	19.22%*	31.91%	19.10%	20.41%	16.71%	18.62%
PREFERRED STOCK
Liquidation value, end of period (000’s omitted)	$200,000	$200,000	$200,000	$200,000	$200,000	$200,000
Asset coverage	572%	701%	700%	666%	618%	593%
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Market value per share	$20.20	$21.99	$24.44	$24.07	$24.97	$25.04

*Not annualized
**Annualized

			Value
Shares	COMMON STOCKS		(note 1a)
AEROSPACE/DEFENSE (7.6%)
600,000	The Boeing Company		$34,410,000
600,700	Textron Inc.		17,588,496
325,000	United Technologies Corporation		19,519,500
		(COST $97,343,906)	71,517,996
BUILDING AND REAL ESTATE (4.2%)
2,306,589	CEMEX, S.A. de C.V. ADR (a) (c)	(COST $31,830,078)	39,719,463
COMMUNICATIONS AND INFORMATION SERVICES (9.3%)
915,000	Cisco Systems, Inc. (a)		20,642,400
324,100	Lamar Advertising Company Class A (a)		10,011,449
142,500	Leap Wireless International, Inc. (a)		5,429,250
1,210,000	MetroPCS Communications, Inc. (a)		16,927,900
800,000	QUALCOMM Incorporated		34,376,000
		(COST $91,269,241)	87,386,999
COMPUTER SOFTWARE AND SYSTEMS (9.9%)
1,555,000	Dell Inc. (a)		25,626,400
570,000	Microsoft Corporation		15,213,300
445,100	NetEase.com, Inc. (a)		10,148,280
70,000	Nintendo Co., Ltd.		28,698,281
690,000	Teradata Corporation (a)		13,455,000
		(COST $99,798,479)	93,141,261
CONSUMER PRODUCTS AND SERVICES (9.9%)
350,000	Diageo plc ADR		24,101,000
425,000	Heineken N. V.		16,956,208
466,100	Hewitt Associates, Inc. Class A (a)		16,984,684
425,000	Nestle S.A.		18,317,984
240,000	PepsiCo, Inc.		17,104,800
		(COST $77,948,081)	93,464,676
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (5.1%)
881,500	Republic Services, Inc.		26,427,370
680,000	Waste Management, Inc.		21,413,200
		(COST $39,285,764)	47,840,570
FINANCE AND INSURANCE (22.5%)
BANKING (2.0%)
215,000	M&T Bank Corporation	(COST $1,097,256)	19,188,750
INSURANCE (16.0%)
325,000	The Allstate Corporation		14,989,000
315,000	Arch Capital Group Ltd. (a)		23,004,450
300,000	AXIS Capital Holdings Limited		9,513,000
200	Berkshire Hathaway Inc. Class A (a)		26,120,000
300,000	Everest Re Group, Ltd.		25,959,000
950,000	Fidelity National Financial, Inc.		13,965,000
250,000	MetLife, Inc.		14,000,000
275,000	PartnerRe Ltd.		18,724,750
88,000	Transatlantic Holdings, Inc.		4,782,800
		(COST $76,682,695)	151,058,000
OTHER (4.5%)
375,000	American Express Company		13,286,250
1,666,667	Epoch Holding Corporation		17,583,337
850,000	Nelnet, Inc. (a)		12,070,000
		(COST $42,962,399)	42,939,587
		(COST $120,742,350)	213,186,337

			Value
Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (3.1%)
70,000	Biogen Idec Inc. (a)		$3,520,300
529,900	Cytokinetics, Incorporated (a)		2,511,726
200,000	Genentech, Inc. (a)		17,736,000
119,500	Gilead Sciences, Inc. (a)		5,452,785
		(COST $11,385,257)	29,220,811
MACHINERY AND EQUIPMENT (2.1%)
1,000,000	ABB Ltd. ADR	(COST $10,326,510)	19,400,000
MISCELLANEOUS (1.9%)
	Other (b)	(COST $31,094,878)	18,324,195
OIL AND NATURAL GAS (INCLUDING SERVICES) (16.8%)
499,800	Apache Corporation		52,119,144
800,000	Halliburton Company		25,912,000
350,000	McDermott International, Inc. (a)		8,942,500
500,000	Patterson-UTI Energy, Inc.		10,010,000
2,470,000	Weatherford International Ltd. (a)		62,095,800
		(COST $91,424,196)	159,079,444
RETAIL TRADE (14.1%)
575,000	Costco Wholesale Corporation		37,334,750
333,100	Target Corporation		16,338,555
1,675,000	The TJX Companies, Inc.		51,121,000
470,000	Wal-Mart Stores, Inc.		28,148,300
		(COST $54,015,566)	132,942,605
SEMICONDUCTORS (1.3%)
700,000	ASML Holding N.V.	(COST $16,353,612)	12,327,000
TECHNOLOGY (2.3%)
1,900,000	Xerox Corporation	(COST $25,689,854)	21,907,000
TRANSPORTATION (1.1%)
236,100	Alexander & Baldwin, Inc.	(COST $11,005,032)	10,395,483
TOTAL COMMON STOCKS (111.2%)		(COST $809,512,804)	1,049,853,840
Principal Amount	CORPORATE NOTES
CONSUMER PRODUCTS AND SERVICES (1.4%)
$13,750,000	General Motors Nova Scotia Finance Company
	6.85% Guaranteed Notes due 10/15/08 (e)	(COST $13,770,514)	13,629,688
MISCELLANEOUS (1.0%)
	Other (b) (e)	(COST $9,245,000)	9,000,000
		(COST $23,015,514)	22,629,688
Shares	SHORT-TERM SECURITY AND OTHER ASSETS
63,321,632	SSgA Prime Money Market Fund (6.7%)	(COST $63,321,632)	63,321,632
TOTAL INVESTMENTS (e) (120.3%)		(COST $895,849,950)	1,135,805,160
Cash, receivables and other assets less liabilities (0.9%)			8,100,196
PREFERRED STOCK (-21.2%)			(200,000,000)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$943,905,356

(a)	Non-income producing security.
(b)	Securities which have been held for less than one year, not previously disclosed, and not restricted.
(c)	1,600,000 shares held by custodian in a segregated custodial account as collateral for short positions and options, if any.
(d)	At September 30, 2008: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, (2) aggregate gross unrealized appreciation was $346,631,562, (3) aggregate gross unrealized depreciation was $106,676,352, and (4) net unrealized appreciation was $239,955,210.
(e)	Level 2 fair value measurement, note 8.

(see notes to financial statements)

Contracts			Value
(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE		(note 1a)
CALL OPTIONS
AEROSPACE/DEFENSE
1,750	The Boeing Company/October 08/$65.00	(PREMIUMS DEPOSITED WITH BROKERS $347,250)	$50,750
OIL AND NATURAL GAS (INCLUDING SERVICES)
1,000	Apache Corporation/October 08/$120.00	(PREMIUMS DEPOSITED WITH BROKERS $596,997)	120,000
RETAIL TRADE
500	Costco Wholesale Corporation/October 08/$70.00		30,000
500	Walmart Stores, Inc./October 08/$60.00		87,500
		(PREMIUMS DEPOSITED WITH BROKERS $249,843)	117,500
TOTAL CALL OPTIONS		(PREMIUMS DEPOSITED WITH BROKERS $1,194,090)	$288,250
(See notes to financial statements)

The diversification of the Company’s net assets applicable to its Common Stock by industry group as of September 30, 2008 and 2007 is shown in the following table.

			PERCENT COMMON NET ASSETS*
	SEPTEMBER 30, 2008		SEPTEMBER 30
INDUSTRY CATEGORY	COST(000)	VALUE(000)	2008	2007
Finance and Insurance
Banking	$1,097	$19,189	2.0%	5.6%
Insurance	76,683	151,058	16.0	16.3
Other	42,962	42,940	4.5	3.3
	120,742	213,187	22.5	25.2
Oil and Natural Gas (Including Services)	91,424	159,079	16.8	17.7
Retail Trade	54,015	132,943	14.1	14.5
Consumer Products and Services	91,719	107,094	11.3	10.3
Computer Software and Systems	99,798	93,141	9.9	8.7
Communications and Information Services	91,269	87,387	9.3	8.3
Aerospace/Defense	97,344	71,518	7.6	4.4
Environmental Control (Including Services)	39,286	47,841	5.1	4.1
Building and Real Estate	31,830	39,719	4.2	5.1
Health Care/Pharmaceuticals	11,385	29,221	3.1	4.5
Miscellaneous**	40,340	27,324	2.9	4.2
Technology	25,690	21,907	2.3	3.2
Machinery & Equipment	10,327	19,400	2.1	2.0
Semiconductors	16,354	12,327	1.3	—
Transportation	11,005	10,395	1.1	0.9
Metals	—	—	—	1.5
	832,528	1,072,483	113.6	114.6
Short-Term Securities	63,322	63,322	6.7	0.5
Total Investments	$895,850	1,135,805	120.3	115.1
Other Assets and Liabilities - Net		8,100	0.9	0.0
Preferred Stock		(200,000)	(21.2)	(15.1)
Net Assets Applicable to Common Stock		$943,905	100.0%	100.0%

*	Net Assets applicable to the Company’s Common Stock.
**	Securities which have been held for less than one year, not previously disclosed, and not restricted.

1. SIGNIFICANT ACCOUNTING POLICIES - General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

a. SECURITY VALUATION Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and
NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets. If, after the close of the foreign market, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. OPTIONS The Company may purchase and write (sell) put and call options. The risk associated with purchasing an option is that the
Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

c. FEDERAL INCOME TAXES The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required.

d. INDEMNIFICATIONS In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.
The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

e. OTHER As is customary in the investment company industry, securities transactions are recorded as of the trade date. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represents amortized cost.

2. CAPITAL STOCK - The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and
10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 31,574,058 and 31,559,558 shares were issued and outstanding, respectively, and 8,000,000 Preferred Shares were issued and outstanding on September 30, 2008.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus an amount equal to accumulated and unpaid dividends to the date of redemption. The underwriting discount and other expenses associated with the Preferred Stock offering amounted to $6,700,000 and were charged to paid-in capital.

The Company is required to allocate distributions from long-term capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from long-term capital gains, they will be paid from ordinary income or net short-term capital gains or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage of at least 200% for the Preferred
Stock. In addition, pursuant to the Rating Agency Guidelines, the Company is required to maintain a certain discounted asset coverage for its portfolio that equals or exceeds the Basic Maintenance Amount under the guidelines established by Moody’s Investors Service, Inc. The
Company has met these requirements since the issuance of the Preferred Stock. If the Company fails to meet these requirements in the future and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends (whether or not earned or declared). In addition, the Company’s failure to meet the foregoing asset coverage requirements could restrict its ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class.

At all times, holders of Preferred Stock will elect two members of the Company’s Board of Directors and the holders of Preferred and
Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years’ dividends, the holders of Preferred Stock will have the right to elect a majority of the directors. In addi-
tion, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and
(b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

The Company classifies its Preferred Stock pursuant to the requirements of EITF D-98, Classification and Measurement of Redeemable
Securities, which require that preferred stock for which its redemption is outside of the company’s control should be presented outside of net assets in the statement of assets and liabilities.

2. CAPITAL STOCK - (Continued from bottom of previous page.) Transactions in Common Stock during the nine months ended September 30, 2008 and the year ended December 31, 2007 were as follows:

		Shares			Amount
	2008		2007	2008		2007
Shares issued in payment of dividends and distributions
(includes 2,404,865 shares issued from treasury)	—		2,747,460	—		$2,747,460
Increase in paid-in capital				—		94,155,454
Total increase				—		96,902,914
Shares purchased (average discount from NAV of 9.7% and
10.4%, respectively)	13,500		763,600	($13,500)		(763,600)
Decrease in paid-in capital				(356,715)		(29,507,548)
Total decrease				(370,215)		(30,271,148)
Net increase (decrease)				($370,215)		$66,631,766

At September 30, 2008, the Company held in its treasury 14,500 shares of Common Stock with an aggregate cost in the amount of
$405,496. Distributions for tax and book purposes are substantially the same.
3. OFFICERS’ COMPENSATION - The aggregate compensation paid and accrued by the Company during the nine months ended September
30, 2008 to its officers (identified on back cover) amounted to $6,126,375.
4. PURCHASES AND SALES OF SECURITIES - Purchases and sales of securities (other than short-term securities and options) for the nine months ended September 30, 2008 amounted to $249,657,983 and $314,828,702.
5. WRITTEN OPTIONS - Transactions in written covered call and collateralized put options during the nine months ended September 30,
2008 were as follows:

		Covered Calls	Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2007	7,500	$3,073,787	1,999	$638,671
Options written	23,456	11,381,672	4,766	1,421,523
Options expired	(11,874)	(6,046,470)	—	—
Options exercised	(1,002)	(557,561)	(159)	(58,304)
Options terminated in closing purchase transactions	(14,330)	(6,657,338)	(6,606)	(2,001,890)
Options outstanding, September 30, 2008	3,750	$1,194,090	0	$0

6. BENEFIT PLANS - The Company has funded (Qualified) and unfunded (Supplemental) noncontributory defined benefit pension plans that cover its employees. The plans provide defined benefits based on years of service and final average salary with an offset for a por-
tion of social security covered compensation. The components of the net periodic benefit cost (income) of the plans for the nine months ended September 30, 2008 were:

Service cost	$236,512
Interest cost	554,963
Expected return on plan assets	(1,073,193)
Amortization of prior service cost	16,570
Net periodic benefit cost (income)	($265,148)

The Company also has funded and unfunded defined contribution thrift plans that are available to its employees. The aggregate cost of such plans for the nine months ended September 30, 2008 was ($20,658). The unfunded liability at September 30, 2008 was $3,129,361.
The Company applies the recognition provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting
Standards No. 158 “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” which requires employers to recognize the overfunded or underfunded status of a defined benefit postretirement plan as an asset or liability in the statement of assets and liabilities and to recognize changes in funded status in the year in which the changes occur through other comprehensive income.
7. OPERATING LEASE COMMITMENT - In June 2007, the Company entered into an operating lease agreement for office space which expires in February 2018 and provides for future rental payments in the aggregate amount of approximately $10.8 million. The lease agreement contains clauses whereby the Company receives free rent for a specified number of months and credit towards construction of office improvements, and incurs escalations annually relating to operating costs and real property taxes and to annual rent charges beginning in February 2013. The Company has the option to renew the lease after February 2018 for five years at market rates. Rental expense approximated $718,600 for the nine months ended September 30, 2008. Minimum rental commitments under the operating lease are approx-
imately $0.9 million in 2008, $1.0 million per annum in 2009 through 2012, $1.1 million in 2013 through 2017, and $0.1 million in 2018.
8. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Company adopted FASB Statement of Financial Accounting Standard No.
157 “Fair Value Measurements.” Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securi-
ties. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Options Written
Level 1 - Quoted prices	$1,113,175,472	$288,250
Level 2 - Other significant observable inputs (see (e), page 7)	22,629,688	—
Level 3 - Unobservable inputs	—	—
Total	$1,135,805,160	$288,250

	SHARES	SHARES HELD
INCREASES	TRANSACTED	SEPTEMBER 30, 2008
NEW POSITIONS
ASML Holding N.V.	700,000	700,000
Epoch Holding Corporation, common stock	1,666,667	1,666,667 (b)
Leap Wireless International, Inc.	—	142,500 (c)
McDermott International, Inc.	350,000	350,000
ADDITIONS
AXIS Capital Holdings Limited	115,000	300,000
The Boeing Company	300,000	600,000
Heineken N.V.	50,000	425,000
MetroPCS Communications, Inc.	171,500	1,210,000
NetEase.com, Inc.	35,100	445,100
DECREASES
ELIMINATIONS
Activision, Inc.	700,000	—
American International Group, Inc.	325,000	—
Carpenter Technology Corporation	371,000	—
Epoch Holding Corporation, Series A Convertible Preferred 4.6%	10,000	— (b)
The Home Depot, Inc.	725,000	—
Novo Nordisk B	190,000	—
THQ Inc.	335,000	—
Wachovia Corporation	485,000	—
REDUCTIONS
American Express Company	75,000	375,000
Apache Corporation	50,000	499,800
Arch Capital Group Ltd.	10,000	315,000
Everest Re Group, Ltd.	15,000	300,000
Fidelity National Financial, Inc.	325,000	950,000
M&T Bank Corporation	85,000	215,000
MetLife, Inc.	15,000	250,000
Nelnet, Inc.	175,000	850,000
Patterson-UTI Energy, Inc.	100,000	500,000
Teradata Corporation	200,000	690,000
Transatlantic Holdings, Inc.	12,000	88,000

(a) Excludes transactions in Common Stocks - Miscellaneous - Other.
(b) Shares of Series A Convertible Preferred 4.6% converted to common stock.
(c)	Includes shares purchased in prior period and previously carried under Common Stocks - Miscellaneous - Other.

In addition to purchases of the Company’s Common Stock as set forth in Note 2 on page 10, purchases of Common Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and the Company’s proxy voting record for the twelve-month period ended June 30, 2008 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-800-436-8401), (2) on the Company’s website at www.generalamericaninvestors.com and (3) on the
Securities and Exchange Commission’s website at www.sec.gov.

In addition to distributing financial statements as of the end of each quarter, General American Investors files a Quarterly Schedule of
Portfolio Holdings (Form N-Q) with the Securities and Exchange Commission (“SEC”) as of the end of the first and third calendar quarters.
The Company’s Forms N-Q are available at www.generalamericaninvestors.com and on the SEC’s website: www.sec.gov. Also, Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the Company’s Form N-Q may also be obtained by calling us at
1-800-436-8401.

On April 30, 2008, the Company submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the
Company’s principal executive officer certified that he was not aware, as of that date, of any violation by the Company of the NYSE’s
Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Company’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms
N-CSR and N-Q relating to, among other things, the Company’s disclosure controls and procedures and internal control over financial reporting, as applicable.

DIRECTORS

Spencer Davidson, Chairman
Joseph T. Stewart, Jr., Lead Independent Director
Arthur G. Altschul, Jr.	Sidney R. Knafel
Rodney B. Berens	Daniel M. Neidich
Lewis B. Cullman	D. Ellen Shuman
Gerald M. Edelman	Raymond S. Troubh
John D. Gordan, III
OFFICERS

Spencer Davidson, President & Chief Executive Officer
Andrew V. Vindigni, Senior Vice-President
Peter P. Donnelly, Vice-President & Trader
Sally A. Lynch, Vice-President
Eugene S. Stark, Vice-President, Administration &
Chief Compliance Officer
Jesse R. Stuart, Vice-President
Diane G. Radosti, Treasurer
Carole Anne Clementi, Secretary
Craig A. Grassi, Assistant Vice-President
Maureen E. LoBello, Assistant Secretary
SERVICE COMPANIES

COUNSEL	TRANSFER AGENT AND REGISTRAR
Sullivan & Cromwell LLP	American Stock Transfer & Trust
INDEPENDENT AUDITORS	Company
Ernst & Young LLP	59 Maiden Lane
New York, NY 10038
CUSTODIAN	1-800-413-5499
State Street Bank and	www.amstock.com
Trust Company